RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11.RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 8):

	December 31, 2017	December 31, 2016
Directors and officers of the Company	42	2

Total	42	2

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(b)Related party transactions

On August 15, 2017, Sentient subscribed for a total of 38,666,666 units under the private placement equity financing transaction described in Note 10 for a total net proceeds of $2,900.  As part of the subscription, Sentient was granted 19,333,333 common share purchase warrants exercisable at $0.12 until August 15, 2019.

On June 8, 2017, Sentient acquired 94,666,666 units in the equity financing as described in Note 10 for net proceeds of $7,100.  As part of the Offering, Sentient was granted 47,333,333 common share purchase warrants exercisable at $0.12 until June 8, 2019.

As of December 31, 2017, Sentient beneficially owns 356,476,487 common shares constituting approximately 64.27% of the currently issued and outstanding Common Shares.

During the year ended December 31, 2017, the Company recorded $244 (2016 - $347) (2015 - $217) in fees charged by a legal firm in which the Company’s chairman is a consultant.

During the year ended December 31, 2017, the Company recorded $Nil (2016 - $16) (2015 - $35)  in rent and utilities expense to VMS Ventures Inc. a company that was a significant shareholder and related through common directors, which was included in general and administrative expense.

During the year ended December 31, 2016, the Company issued 952,380 common shares to Sentient for a fee for advancing the loan of $4,500 at a fair value of $95.  The Company discounted the loan with the interest not being charged by Sentient using an interest rate of 15% per annum and an amount of $265 was booked to capital contribution reserve.

During the year ended December 31, 2015, the Company recorded $217 in fees charged by a legal firm in which the Company’s chairman is a consultant. The fees have been allocated as $182 in legal fees and $35 in share issuance costs.

During the year ended December 31, 2016, Sentient acquired 120,428,939 (2015 – 25,448,503) common shares. The common shares were acquired as to 952,380 common shares (2015 – Nil) at a fair value of $95 (2015 – $Nil) as a finance fee and 119,476,559 (2015 – 25,448,503) common shares as part of the private placements at a price of $8,960 (2015 - $5,124).

(c)Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

	December 31, 2017	December 31, 2016	December 31, 2015
Geological consulting fees – expensed	35	6	72
Geological consulting fees – capitalized	178	44	94
Management fees – expensed	749	756	547
Salaries – expensed	128	103	77
Share-based payments	358	186	36

Total	1,448	1,095	826